Goodwill And Other Intangible Assets Goodwill and Intangible Assets, Test for Impairment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 01, 2012	Dec. 01, 2011	Dec. 01, 2010
Goodwill [Line Items]
Number of Reportable Segments	2	2
Number of operating segments which do not meet reporting unit quantitative threshold	2	2
Goodwill Impairment Test, Income Approach Weight			75.00%	75.00%	75.00%
Goodwill Impairment Test, Market Approach Weight			25.00%	25.00%	25.00%
Years Forecasted in Goodwill Impairment Income Approach			6	6	6
Long-Term Consolidated Annual Growth Rate			3.50%	3.50%	5.00%
Corporate Reporting Unit [Member]
Goodwill [Line Items]
Reporting unit fair value in excess of carrying value			49.00%	43.00%	16.00%
Goodwill, Assumptions Used in Impairment Test, Discount Rate			11.50%	11.50%	12.00%
Public Segment Reporting Unit [Member]
Goodwill [Line Items]
Reporting unit fair value in excess of carrying value			44.00%	27.00%	17.00%
Goodwill, Assumptions Used in Impairment Test, Discount Rate			11.50%	11.50%	12.00%
Canada Reporting Unit [Member]
Goodwill [Line Items]
Reporting unit fair value in excess of carrying value			104.00%	159.00%	55.00%
Goodwill, Assumptions Used in Impairment Test, Discount Rate			11.80%	12.00%	12.00%
CDW Advanced Services [Member]
Goodwill [Line Items]
Reporting unit fair value in excess of carrying value			17.00%	17.00%	64.00%
Goodwill, Assumptions Used in Impairment Test, Discount Rate			12.00%	11.50%	13.00%